Financial Risk Management - Summary of Notional Amounts and Estimated Fair Values of Financial Instruments (Detail) € in Millions, $ in Millions, ¥ in Billions, TWD in Billions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 TWD	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 JPY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 TWD	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 JPY (¥)
Forward Foreign Exchange Contracts [Member]
Derivative [Line Items]
Financial instruments, notional amount	$ 796.3	TWD 16.6	€ 1,146.2	¥ 7.4	$ 965.0	TWD 14.6	€ 1,311.6	¥ 1.5
Forward foreign exchange contracts, fair Value			18.1				(63.6)
Interest Rate Swaps [Member]
Derivative [Line Items]
Financial instruments, notional amount			3,024.9				3,263.1
Interest rate swaps, fair Value			€ 30.3				€ 83.7